FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$410	$-	$-	$410
Corporate bonds	-	215	-	215
Equity fund	229	-	-	229

Total financial assets	$639	$215	$-	$854

Liabilities:
Contingent consideration	$-	$-	$3,981	$3,981

Total financials liabilities	$-	$-	$3,981	$3,981

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,684	$-	$11,684
Equity fund	231	-	-	231

Total financial assets	$231	$11,684	$-	$11,915

Liabilities:
Contingent consideration	$-	$-	$382	$382

Total financials liabilities	$-	$-	$382	$382

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2013	2014

Opening balance	$1,942	$3,981
Increase in contingent consideration	2,459	250
Payment in contingent consideration	(750)	(3,053)
Change in fair value of contingent consideration	-	(948)
Amortization of interest	330	152

Closing balance	$3,981	$382